SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND RECENT ACCOUNTING UPDATES (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]
Consolidation—VIEs—In February 2015, the Financial Accounting Standards Board ("FASB") issued ASU 2015-02. The amendments changed the analysis that a reporting entity must perform to determine whether it should consolidate certain types of legal entities. As of September 30, 2015, the Company elected to early adopt this guidance on a modified retroactive basis (as of January 1, 2015) (see below).

Under the consolidation guidelines, the Company evaluates whether (a) it holds a variable interest in an entity, (b) the entity is a variable interest entity ("VIE") and (c) the Company is the primary beneficiary ("PB") of the VIE. An entity is a VIE if it meets any of the following criteria: total equity investment at risk is not sufficient to permit the entity to finance its activities without additional subordinated support; holders of equity investment at risk (as a group) lack the power to direct the activities of the entity that significantly impact economic performance or the obligation to absorb losses or right to receive residual returns of the entity; and voting rights of some investors are disproportionate to their obligation to absorb losses/receive returns and substantially all of the activities are on behalf of the investor with disproportionately few voting rights. Further a reporting entity is deemed to be the PB if (i) it has the power to direct the activities of the entity that most significantly impact the economic performance ("power criteria") and (ii) it holds a controlling financial interest ("economic criteria"). Generally, the Company determines whether it is the PB of a VIE through a qualitative assessment; however, when deemed necessary, a quantitative assessment may also be performed. This consolidation assessment is performed upon inception of the relationship and reconsidered when certain events have occurred.

Prior to the adoption of ASU 2015-02, incentive or performance fees received by the Company for its investment management services were considered variable interests. Pursuant to the adoption of ASU 2015-02, incentive or performance fees that are customary and commensurate of the level of services provided, and where the Company does not hold other economic interests in the entity that would absorb more than an insignificant amount of the expected losses or returns of the entity, would not be considered variable interests. As such, certain CLOs, CDOs and warehouses, where the Company held direct interests or indirect interests through related parties, were considered variable interests and a consolidation analysis was performed. Further, CLOs, CDOs and warehouses generally meet the VIE criteria as they have minimal equity at risk.

For CLOs, the Company's investment management services meet the power criteria of the PB consideration. In certain cases, when it was determined that the Company's investment in the CLO was significant, the Company met the economic criteria and consolidated the CLO. To determine significance, the Company evaluated its right to receive and obligation to absorb the VIE's expected future gains and losses. The expected future gains and losses of the VIE are determined based on an internally developed discounted cash flows model that utilizes both observable and unobservable inputs. Significant inputs to the models include the structure of the VIE and estimates related to loan default rates, recovery rates, projected call dates, prepayment rates and discount rates. As of December 31, 2015 and January 1, 2015 (adoption date), the Company consolidated 2 and 1 CLO(s), respectively, for which it was deemed to be the PB. For warehouses, where the Company's investment management services meet the power criteria and where the Company contributes significant equity to a warehouse, the Company may meet both the power and economic criterion and consolidate the warehouse. As of December 31, 2015, the Company did not consolidate any warehouses and as of January 1, 2015 (adoption date), the Company consolidated 1 warehouse. However, during the twelve months ended December 31, 2015, the Company consolidated 2 warehouses which were opened and closed during the reporting period.

Upon adoption of the new consolidation rules, the granting of substantive kick-out rights is a key consideration in determining whether a limited partnership, or similar entity, is a VIE and whether or not that entity should be consolidated. Consequently, the adoption of ASU 2015-02, resulted in the deconsolidation of the Senior Secured Corporate Loan Fund (see Note 2).

Entities that do not qualify as VIEs are generally assessed for consolidation as voting interest entities under the voting interest model (see below). Performance of these consolidation assessments requires the exercise of judgment.

Consolidation—VOEs—The Company consolidates all entities that it controls through a majority voting interest (or "VOE").

Appropriated Retained Earnings (Deficit) of Consolidated VIEs—Prior to the adoption of ASU 2014-13 (see below), appropriated retained earnings (deficit) of Consolidated VIEs represented the excess fair value of the Consolidated CLO or CDOs' assets over the Consolidated CLO or CDOs' liabilities upon initial consolidation and was subsequently adjusted each reporting period for the net income (loss) attributable to the Consolidated VIEs.

Noncontrolling Interest Disclosure [Text Block]
Non-Controlling Interests in Consolidated Funds—“Noncontrolling interests in Consolidated Funds” represents the component of equity in Consolidated Funds held by third party investors. During each reporting period, these interests are adjusted by the third party's performance allocation and additional subscriptions or redemptions as permitted by the applicable governing agreement(s). The third party’s performance is reported in “Net (income) loss attributable to noncontrolling interests in Consolidated Entities.”

Business Combinations Policy [Policy Text Block]
Business Combinations—Upon the acquisition of a business, the Company records all assets acquired and liabilities assumed at their estimated fair values, including intangible assets and goodwill. Strategic transaction related costs are expensed as incurred.

Goodwill and Intangible Assets, Intangible Assets, Indefinite-Lived, Policy [Policy Text Block]
Intangible Assets—The Company's intangible assets consist primarily of contractual rights to earn future management fees from CLOs. The Company determined that all intangible assets held are comprised of assets with finite lives and are amortized on a straight line basis or based on a ratio of expected discounted cash flows of the contracts. Intangible assets with finite lives are tested for impairment if events or changes in circumstances indicate that the assets may not be recoverable. If the Company determines the carrying value of an intangible asset is not recoverable it will record an impairment charge to the extent its carrying value exceeds its estimated fair value. Impairments of intangible assets are recorded in "Impairment of intangible assets" on the Consolidated Statements of Operations. See Note 9 for further details.

Goodwill—The excess of the cost of an acquired entity over the net of the amounts assigned to assets acquired (including identifiable intangible assets) and liabilities assumed is recorded as goodwill. Goodwill represents the excess cost of a business acquisition over the fair value of the net assets acquired and is not amortized. Goodwill has been recognized as a result of strategic mergers and acquisitions. The Company reviews goodwill periodically, at least on an annual basis on November 30th of each year, to determine whether the carrying value of goodwill is impaired. If goodwill is deemed to be impaired, the difference between the carrying amount reflected in the Consolidated Financial Statements and the estimated fair value is recognized as an expense in the period in which the impairment occurs. The Company has one reporting unit for which goodwill is tested for impairment. See Note 9 for further details.

Contingent Consideration and Contingent Liabilities—Contingent consideration and contingent liabilities assumed in business combinations are recorded at fair value and measured at fair value at each reporting date with changes in fair value recorded within "Net gain (loss) on contingent liabilities" on the Consolidated Statements of Operations. See Note 10 for further details.

Fair Value Measurement, Policy [Policy Text Block]
Fair Value Measurements and Presentation—The Company categorizes its financial instruments carried at fair value into a three-level fair value hierarchy based on the transparency of the inputs to the valuation of the asset or liability as of the measurement date. A financial instrument’s categorization within the valuation hierarchy is determined by the lowest level of input that is significant to the fair value measurement. The assessment of significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial instrument. The three levels are defined as follows:

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Level 1—inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets. Financial instruments included in Level 1 are generally equity securities or derivatives listed on an exchange with active markets. The Company held no Level 1 financial instruments during the periods presented.

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Level 2—inputs to the valuation methodology include quoted prices for similar financial instruments in active markets, quoted prices for identical financial instruments in inactive markets, and inputs that are observable for the financial instrument, either directly or indirectly, for substantially the full term of the financial instrument. The Company's financial instruments generally included in this category are loans where asset valuations are provided by third-party pricing services (loan valuations provided by third-party pricing services based on a composite price determined using fewer than two quotes are classified as Level 3), corporate bonds and investments in CLOs and CDOs where asset valuations are provided by third-party pricing services, and total return swaps on warehouses.

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Level 3—inputs to the valuation methodology include significant unobservable inputs to the fair value measurement. This includes situations where there is little, if any, market activity for the financial instrument. The inputs into the determination of fair value require significant management judgment or estimation. The Company's financial instruments generally included in this category are corporate bonds, investments in CLOs, CDOs and loans where valuations are provided by third-party pricing services based on a composite price determined using fewer than two quotes, loans where asset valuations are not provided by third-party pricing services and whose fair value is determined using the Company's comparable companies pricing model or other pricing models, warrants, long-term debt of the Consolidated CLOs (including the subordinated notes). Long-term debt of the Consolidated VIEs is no longer measured using a third-party pricing service due to the adoption of ASU 2014-13 effective January 1, 2015 (see below).

Determination of Fair Values—Fair value is the price a market participant would receive in the sale of an asset, or pay to transfer a liability, in an orderly transaction at the measurement date. Where available, fair value is based on observable market prices or parameters or is derived from such prices or parameters. Where observable prices or inputs are not available, valuation models are utilized. These valuation models involve estimation and judgment, the degree of which is dependent on both the price transparency for the instruments or market and the instruments’ complexity. Assets and liabilities recorded at fair value in the Consolidated Financial Statements are categorized for disclosure purposes based on the level of judgment associated with the inputs used to measure their value as described above. Transfers between levels of the fair value hierarchy are recognized at the end of the reporting period.

Many financial instruments have bid and ask prices that can be observed in the marketplace. Bid prices reflect the highest price that market participants are willing to pay for an asset. Ask prices represent the lowest price market participants are willing to accept for an asset. For financial instruments whose inputs are based on bid-ask prices, the Company's policy is to take the mid-point in the bid-ask spread to value these financial instruments as a practical expedient for determining fair value permissible under the guidance. Fair value is a market-based measure considered from the perspective of the market participant who holds the asset or owes the liability rather than an entity-specific measure. Therefore, when market assumptions are not readily available, assumptions are set to reflect those that the Company believes market participants would use in pricing the financial instrument at the measurement date.

The availability of observable inputs can vary depending on the financial instrument and is affected by a variety of factors, including, for example, the type of product, age of the product, whether the product is traded on an active exchange or in the secondary market and, current market conditions. Determinations of fair value require more judgment to the extent that the valuation is based on inputs that are either less observable or unobservable in the market. Accordingly, the degree of judgment exercised in determining fair value is greatest for financial instruments classified as Level 3.

The fair value process is monitored by the Valuation Committee. The Valuation Committee is chaired by the Co-President and the Chief Investment Officer and is comprised of investment, finance, and portfolio control professionals. The purpose of the committee is to oversee the pricing policy and procedures by ensuring objective and reliable valuation practices and pricing of financial instruments, as well as addressing fair valuation issues and approving changes to valuation methodologies and pricing sources.  Meetings are held at least quarterly to discuss and analyze the significant assumptions utilized in the Company's internally developed models and to review the valuations provided by third-party pricing services for reasonableness. The Company engages reputable third-party pricing services and regularly reviews the valuation methodologies provided by those third-party pricing services to ensure the fair value measurement provided by those services.

Fair Value of Financial Instruments, Policy [Policy Text Block]
Fair Value Option—The Company has elected the fair value option for (i) its investments in the CLO, warehouses and credit funds it manages and (ii) the financial assets and the financial liabilities of the Consolidated Entities. For investments in CLO, warehouse and credit funds where the Company is not required to consolidate, the unrealized appreciation or depreciation and realized gains and losses on the investments are recorded in the Consolidated Statements of Operations within "Net gain (loss) on investments."

For Consolidated Entities, prior to the adoption of ASU 2014-13, the measurement difference between the fair value of the financial assets and the fair value of the financial liabilities resulted in net gains (losses) that were reported in the Company's consolidated operating results. Unrealized appreciation or depreciation and realized gains and losses on assets and liabilities of Consolidated VIEs were recorded in the Consolidated Statements of Operations within "Net gain (loss) on Investments-Consolidated Entities" and "Net gain (loss) on Liabilities-Consolidated Entities." The adoption of the new measurement guidance eliminated the non-economic measurement differences and the associated income volatility.

Financial Instruments held by Consolidated VIEs—Prior to the adoption of ASU 2014-13 (as defined below), the Company elected the fair value option for the consolidated assets and liabilities of the CLOs and warehouses. These assets are considered trading securities and therefore are not held at amortized cost. Accordingly, the measurement difference between the fair value of the financial assets and the fair value of the financial liabilities resulted in net gains (losses) that were reported in the Company's Consolidated Statements of Operations within "Net gain (loss) on Investments-Consolidated Entities" and "Net gain (loss) on Liabilities-Consolidated Entities."

Upon adoption of ASU 2014-13, the Company has elected to use the measurement alternative for measuring financial assets and financial liabilities of the Company's CLOs and warehouses. The Company determined that financial assets of its CLOs and warehouses are generally more observable. The assets underlying the Company's managed CLOs and warehouses are SSCLs which are generally traded on an active over-the-counter system where generally multiple broker quotes can be obtained at the measurement date. The CLO debt market is also actively traded; however, quotations are available on a limited scale in comparison to the financial assets. Further, there is no active market for warehouse debt. As a result, the financial assets of the consolidated CLOs and warehouses are measured at fair value and the financial liabilities are measured in consolidation as: (1) the sum of the fair value of the financial assets and the carrying value of any non-financial assets that are incidental to the operations of the CLOs less (2) the sum of the fair value of any beneficial interests retained by the reporting entity (other than those that represent compensation for services) and the Company’s carrying value of any beneficial interests that represent compensation for services. The resulting amount is allocated to the individual financial liabilities (other than the beneficial interest retained by the Company). ASU 2014-13 was applied on a modified retroactive basis (as of January 1, 2015) (see below).

Under the measurement alternative, the Company’s Consolidated Statement of Operations reflects the Company’s economic interests in the consolidated CLOs and warehouses including (i) changes in the fair value of the beneficial interests retained by the Company and (ii) beneficial interests that represent compensation for its investment management services.

Revenue Recognition, Policy [Policy Text Block]
Revenue Recognition—Management and Incentive Fees —The Company earns management and incentive fees from the Funds it manages. These management fees are paid periodically in accordance with the terms of the individual management agreements for as long as the Company manages the Funds. The management fees paid to the Company by these Funds are the Company's primary source of revenue. Management fees typically consist of fees based on the amount of assets held in the Funds. Management fees are recognized as revenue when earned. The Company does not recognize incentive fees until all contingencies have been removed.
Revenue Recognition—Interest Income from Investments—From time to time, the Company will invest in investment products it manages. “Interest income from investments” includes interest revenue from these investments and a portion of equity distributions earned from the Company’s investment in the residual interests of CLOs.
For the CLOs and warehouses that the Company does not consolidate, interest income is recognized using the effective interest method and reported in "Interest income from investments" on the Condensed Consolidated Statement of Operations. Interest income on consolidated CLOs/warehouses is reported on the Condensed Consolidated Statements of Operations in "Interest income-Consolidated Entities" (Note 6).

Consolidated Entities’ Assets—Receivables/Revenues—Interest income is accrued regularly on the SSCLs held by the Consolidated Entities. The Company has elected to account for all assets of the Consolidated Entities under the fair value option. At the end of each reporting period, past due or non-accrual status receivables (interest only) are written-off or adjusted in the fair value of the respective fund.

Debt, Policy [Policy Text Block]
Long-Term Debt— Pursuant to the adoption of ASU 2015-03 (see below), the Company's Junior Subordinated and Senior Notes are recorded net of debt issuance costs. Debt issuance costs will amortize on a straight line basis as interest expense over the life of the debt. The Convertible Notes were recorded at a discount, which were being amortized as interest expense over the life of the debt. The Convertible Notes were converted during 2014.
Consolidated Entities’ Long-Term Debt—Subordinated notes of the Consolidated Entities have certain characteristics of equity and are recorded as debt on the Consolidated Balance Sheets as they have stated maturities. The maturities indicate a date on which they are mandatorily redeemable and redemption is required only upon liquidation or termination of the CLO and not upon liquidation or termination of the Company. Interest expense of Consolidated Entities is recorded in "Interest Expense - Consolidated Entities" on the Consolidated Statements of Operations.

Cash and Cash Equivalents, Policy [Policy Text Block]		Cash and Cash Equivalents—Cash and cash equivalents include cash on hand, cash held in banks and liquid investments with original maturities of 90 days or less.
Cash and Cash Equivalents, Restricted Cash and Cash Equivalents, Policy [Policy Text Block]
Restricted Cash and Cash Equivalents—Restricted cash and cash equivalents represent amounts held by third parties for settlement of certain obligations and cash, subject to certain restrictions, held in non-recourse entities (including Consolidated Entities).

Due To and From Brokers [Policy Text Block]
Due from Brokers and Due to Brokers—Amounts due from brokers and due to brokers generally represent unsettled trades. Amounts due from brokers and due to brokers are recorded as assets and liabilities, respectively.

Property, Plant and Equipment, Policy [Policy Text Block]
Equipment and Improvements—Equipment and Improvements are stated at cost, net of accumulated depreciation. Depreciation is generally recorded using the straight-line method over the estimated useful lives of the various classes of equipment. Leasehold improvements are amortized over the shorter of their estimated useful lives or the remaining life of the lease using the straight-line method. The Company does not consider renewal options when determining the amortization of leasehold improvements unless renewal is considered reasonably assured at the inception of the lease. Equipment and Improvements are periodically reviewed for indications of impairment and written down to fair value if impaired.

Income Tax, Policy [Policy Text Block]
Income Taxes—Current federal income taxes are recognized based on amounts estimated to be payable or recoverable as a result of taxable income for the current year. Deferred tax assets and liabilities are recognized for the future income tax consequences (temporary differences) attributable to the difference between the carrying amounts of assets and liabilities and their respective income tax bases. Deferred tax assets and liabilities are measured using enacted income tax rates expected to apply to taxable income in the years in which temporary differences are expected to be recovered or settled. The Company recognizes the effect of changes in income tax laws or rates on deferred tax assets and liabilities in the period that includes the enactment date. A valuation allowance is recorded to reduce the carrying amounts of deferred tax assets to the amount that is more likely than not to be realized. Components of deferred tax assets, liabilities and valuation allowance are included in Note 15.
GAAP provides guidelines for how uncertain tax positions should be recognized, measured, presented and disclosed in the Consolidated Financial Statements. Uncertain tax positions disclosure, if any, are included in Note 15. The Company accrues interest and penalties, if applicable, in income tax expense. Tax years that remain open to examination by major tax jurisdictions include 2011 through the current year.

Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
Share-Based Compensation—Compensation cost for share-based awards are generally measured based on the grant-date fair value of the award. Share-based awards that do not require future service (i.e. vested awards) are expensed immediately. Share-based awards that require future service or performance conditions are amortized over the relevant service period. The Company communicates "target awards" at the beginning of the performance period and the final payouts are determined when performance criterion are met at the end of the performance period. Amortization is recognized as "Share-based compensation" in the Consolidated Statements of Operations. See Note 12 for the required disclosure relating to share-based compensation.

Earnings Per Share, Policy [Policy Text Block]
Earnings Per Share—Basic earnings per share is calculated by dividing net income (loss) attributable to the Company by the weighted-average number of shares outstanding for the period. Diluted earnings per share adjusts basic earnings per share by the dilution that would have occurred had all contingent issuances of shares that would have individually reduced earnings per share occurred at either the beginning of the period or the time of issuance of the potentially dilutive securities, if those securities were issued during the period. The Company uses the treasury stock method to determine the dilutive effect of stock options, warrants and unvested restricted stock units ("RSUs") and the if-converted method to determine the dilutive effects of the Convertible Notes. During 2014, the Convertible Notes were converted. See Note 14 for the computation of earnings per share.

New Accounting Pronouncements, Policy [Policy Text Block]
Recent Accounting Updates

In March 2016, the FASB issued ASU 2016-09, Compensation—Stock Compensation (Topic 718) ("ASU 2016-09"), which is intended to simplify several aspects of the accounting for share-based payment award transactions. Specifically, ASU 2016-09 aims to simplify the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities and classification on the statement of cash flows. The guidance will be effective for fiscal years beginning after December 15, 2016, including interim periods within that year. The Company is currently evaluating the impact of this ASU on its Consolidated Financial Statements.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842) ("ASU 2016-02"), to increase transparency and comparability among organizations by recognizing all lease transactions (with terms in excess of 12 months) on the balance sheet as a lease liability and a right-of-use asset (as defined). ASU 2016-02 is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years, with earlier application permitted. Upon adoption, the lessee will apply the new standard retrospectively to all periods presented or retrospectively using a cumulative effect adjustment in the year of adoption. The Company is currently evaluating the impact of this ASU on its Consolidated Financial Statements.

In August 2015, the FASB issued ASU 2015-14, Revenue from Contracts with Customers (Topic 606), Deferral of the Effective Date ("ASU 2015-14"). The ASU amends the effective date of ASU 2014-09 for all entities by one year. In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606) ("ASU 2014-09"), which outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. The standard clarifies the required factors that an entity must consider when recognizing revenue and also requires additional disclosures. With the issuance of ASU 2015-14 the new effective date for the Company is January 1, 2018. The new revenue standard may be applied retrospectively to each prior period presented or retrospectively with the cumulative effect recognized as of the date of adoption. The Company is currently evaluating the impact of this ASU on its Consolidated Financial Statements.

In August 2014, the FASB issued ASU 2014-15, Disclosure of Uncertainties about an Entity's Ability to Continue as a Going Concern ("ASU 2014-15"). The guidance will explicitly require management to assess an entity's ability to continue as a going concern and to provide related footnote disclosures in certain circumstances. The new standard will be effective in the first annual period ending after December 15, 2016. Earlier adoption is permitted. The Company does not believe this guidance will have a material impact on its Consolidated Financial Statements.

Recent Accounting Updates

Adopted Guidance:

In April 2015, the FASB issued ASU 2015-03, Interest-Imputation of Interest (Topic 835-30), Simplifying the Presentation of Debt Issuance Costs (“ASU 2015-03”), which requires debt issuance costs to be presented on the balance sheet as a direct deduction from the carrying value of the associated debt liability, consistent with the presentation of a debt discount. The standard does not affect the recognition and measurement of debt issuance costs. The standard is effective for financial statements issued for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Early adoption is permitted for financial statements that have not been previously issued. The new guidance will be applied on a retrospective basis. The Company early adopted ASU 2015-03 and presented debt issuance costs related to its recourse debt as a direct deduction on the carrying value of the associated debt liability. As part of the retroactive adoption, as of December 31, 2014, the Company reclassified $1.8 million of Junior Subordinated Note debt issuance costs from Prepaid and other assets to a contra liability account as a direct deduction of the net carrying value of Long-term debt (Note 11).

In May 2015, the FASB issued ASU 2015-07, Fair Value Measurement (Topic 820): Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”). Under the guidance, investments measured at net asset value (“NAV”), as a practical expedient for fair value, are excluded from the fair value hierarchy. Instead, an entity is required to include those investments as a reconciling line item so that the total fair value amount of investments in the disclosure is consistent with the amount on the balance sheet. Further, entities must provide additional disclosures for investments for which they elect to use the NAV practical expedient to determine fair value. This guidance is effective for fiscal years beginning after December 15, 2015, including interim periods within those fiscal years and early adoption is permitted. The ASU should be applied retrospectively to all periods presented. The Company early adopted ASU 2015-07 and excluded from the fair value hierarchy table investments in its unconsolidated credit funds that are measured at NAV as a practical expedient as of December 31, 2015 and 2014 (Note 5).

In February 2015, the FASB issued ASU 2015-02. The guidance amends the current consolidation guidance and ends the deferral granted to investment companies from applying the VIE guidance. The revised consolidation guidance, among other things, (i) modifies the evaluation of whether limited partnerships and similar legal entities are VIEs or VOEs, (ii) eliminated the presumption that a general partner should consolidate a limited partnership, and (iii) modifies the consolidation analysis of reporting entities that are involved with VIEs through fee arrangements and related party relationships. The standard is effective for the Company beginning on January 1, 2016, however, early adoption is allowed. The Company early adopted ASU 2015-02 on a modified retroactive basis. Upon adoption, as of January 1, 2015, the Company deconsolidated 30 CLOs and the Senior Secured Corporate Loan Fund from its Consolidated Financial Statements. As of January 1, 2015, the Company made a non-cash adjustment to deconsolidate Consolidated Entities' assets of $12.6 billion and Consolidated Entities' liabilities of $12.3 billion. This resulted in a cumulative effect adjustment of $127.9 million to beginning "Appropriated retained earnings (deficit) of Consolidated VIEs" and $204.4 million to beginning "Noncontrolling interests in Consolidated Funds". The Company's investment in unconsolidated CLOs and the Senior Secured Corporate Loan fund have been reported in "Investments" on the Consolidated Balance Sheet as of December 31, 2015. The Consolidated Financial Statements reflect the impact of this adoption as of January 1, 2015.
In August 2014, the FASB issued ASU 2014-13, Consolidation (Topic 810): Measuring the Financial Assets and the Financial Liabilities of a Consolidated Collateralized Financing Entity (a consensus of the FASB Emerging Issues Task Force) (“ASU 2014-13”) which provides guidance on measuring the financial assets and financial liabilities of a consolidated collateralized financing entity (“CFE”), such as CLOs and warehouses. Entities may make an election to measure the CFE on the basis of either the fair value of the CFE’s financial assets or financial liabilities, whichever is deemed more observable. This will eliminate the non-economic measurement differences between financial assets and financial liabilities and the associated income volatility. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015 for public companies and early adoption is permitted. The adoption can be applied on a modified retrospective approach by recording a cumulative-effect adjustment to equity as of the beginning of the annual period of adoption or retrospectively to all relevant prior periods. In conjunction with the adoption of ASU 2015-02 (see above and Note 2), the Company has also elected to early adopt ASU 2014-13 on a modified retroactive basis. As of January 1, 2015, ASU 2014-13 was applied to the consolidated CLOs (Note 2). This resulted in a cumulative effect adjustment of $6.9 million to beginning "Appropriated retained earnings (deficit) of Consolidated VIEs".
Guidance not yet adopted:
In August 2015, the FASB issued ASU 2015-14, Revenue from Contracts with Customers (Topic 606), Deferral of the Effective Date. The ASU amends the effective date of ASU 2014-09 for all entities by one year. In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606), which outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. The standard clarifies the required factors that an entity must consider when recognizing revenue and also requires additional disclosures. With the issuance of ASU 2014-15 the new effective date for the Company is beginning January 1, 2018. The new revenue standard may be applied retrospectively to each prior period presented or retrospectively with the cumulative effect recognized as of the date of adoption. The Company is currently evaluating the impact of this ASU on its Consolidated Financial Statements.

In August 2014, the FASB issued ASU 2014-15, Disclosure of Uncertainties about an Entity's Ability to Continue as a Going Concern. The guidance will explicitly require management to assess an entity's ability to continue as a going concern and to provide related footnote disclosures in certain circumstances. The new standard will be effective in the first annual period ending after December 15, 2016. Earlier adoption is permitted. The Company does not believe this guidance will have a material impact on its Consolidated Financial Statements.